UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04375

Name of Fund: BlackRock Multi-State Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Opportunities Fund

BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-State Municipal Series Trust,

55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end:

BlackRock New Jersey Municipal Bond Fund - 05/31

BlackRock New York Municipal Opportunities Fund - 06/30

BlackRock Pennsylvania Municipal Bond Fund - 05/31

Date of reporting period: 07/01/2015 – 06/30/2016

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04375
Reporting Period: 07/01/2015 - 06/30/2016
BlackRock Multi-State Municipal Series Trust

=================== BlackRock New Jersey Municipal Bond Fund ===================

BIF NEW JERSEY MUNICIPAL MONEY FUND

Ticker:                      Security ID:  12599R912
Meeting Date: FEB 08, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management

=============== BlackRock New York Municipal Opportunities Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== BlackRock Pennsylvania Municipal Bond Fund ==================

BLACKROCK FUNDS

Ticker:                      Security ID:  091927285
Meeting Date: FEB 08, 2016   Meeting Type: Special
Record Date:  DEC 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director David O. Beim            For       For          Management
1.2   Elect Director Susan J. Carter          For       For          Management
1.3   Elect Director Collette Chilton         For       For          Management
1.4   Elect Director Neil A. Cotty            For       For          Management
1.5   Elect Director Matina S. Horner         For       For          Management
1.6   Elect Director Rodney D. Johnson        For       For          Management
1.7   Elect Director Cynthia A. Montgomery    For       For          Management
1.8   Elect Director Joseph P. Platt          For       For          Management
1.9   Elect Director Robert C. Robb, Jr.      For       For          Management
1.10  Elect Director Mark Stalnecker          For       For          Management
1.11  Elect Director Kenneth L. Urish         For       For          Management
1.12  Elect Director Claire A. Walton         For       For          Management
1.13  Elect Director Frederick W. Winter      For       For          Management
1.14  Elect Director Barbara G. Novick        For       For          Management
1.15  Elect Director John M. Perlowski        For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-State Municipal Series Trust

Date:	August 25, 2016